DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	PETROSONIC ENERGY, INC.
Entity Central Index Key	0001451654
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
ASSETS
Cash	$ 378	$ 3,310	$ 2,340	$ 148,465	$ 1,655	$ 146
Value added taxes receivable				45,557	86,136	3,725
Total current assets				194,022	87,791	3,871
Property and equipment, net				613,377	617,924	183,874
Intangible asset				50,000	0
Total assets	378	3,310	2,340	857,399	705,715	187,745
LIABILITIES
Accounts & interest payable	4,515	2,175	2,331	63,750	204,176	0
Accrued liabilities	2,250	4,500	4,500	12,869	0
Advance from shareholder	42,000	42,000	28,000
Convertible notes payable - related party				450,000	0
Convertible notes payable				165,000	0
Total liabilities	48,765	48,675	34,831	691,619	204,176	0
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, value	67,149	67,149	67,149	65,329	1,543,406	1,538,836
Non- Controlling Interest				65,506	0
Additional paid-in capital	(26,136)	(26,136)	(26,136)	300,580	(1,008,356)	(1,331,364)
Other comprehensive income				47,243	1,607	69
Deficit accumulated during the development stage	(89,400)	(86,378)	(73,504)	(312,878)	(35,118)	(19,796)
Total Stockholders' Deficit	(48,387)	(45,365)	(32,491)	165,780	501,539	187,745
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$ 378	$ 3,310	$ 2,340	$ 857,399	$ 705,715	$ 187,745

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 25.64	$ 25.64
Common stock, shares authorized (in shares)	843,750,000	843,750,000	843,750,000	100,000	100,000
Common stock, shares, issued (in shares)	67,149,000	67,149,000	65,329,000	60,195	60,017
Common stock, shares, outstanding (in shares)	67,149,000	67,149,000	65,329,000	60,195	60,017

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	2 Months Ended	12 Months Ended		43 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		19 Months Ended	50 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Jul. 31, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
EXPENSES
General & Administrative Expenses	$ 3,022	$ 12,874	$ 29,259	$ 89,400	$ 51,026	$ 483	$ (6,477)	$ 4,751	$ 14,958	$ 15,322	$ 19,796	$ 35,118	$ 39,869
Mineral property costs	0	0	0	0
Total Expenses	3,022	12,874	29,259	89,400						15,322	19,796	35,118
Net loss from continuing operations					(51,026)	(483)	6,477	(4,751)	(14,958)				(39,869)
Interest Expense					12,869	0	0	0	0				0
Bargain purchase gain					(89,553)	0	0	0	0				0
Net Income (loss)	(3,022)	(12,874)	(29,259)	(89,400)	25,658	(483)	6,477	(4,751)	(14,958)	(15,322)	(19,796)	(35,118)	(39,869)
Other Comprehensive income,
Foreign currency translation adjustment										1,538	69	1,607
Comprehensive loss										$ (13,784)	$ (19,727)	$ (33,511)
LOSS PER SHARE:
Basic and Diluted Loss per Common Share (in dollars per share)	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	67,149,000	67,149,000	67,149,000		64,807,689	2,564,000	2,564,000	2,564,000	2,564,000	2,564,000	2,564,000

STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Predecessor [Member]	Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Total	Predecessor [Member]
Balance at Jun. 10, 2008	$ 0		$ 0			$ 0		$ 0
Balance (in shares) at Jun. 10, 2008	0
Shares issued for cash on June 17, 2008 at $0.00008889 per share	37,125		(33,825)			0		3,300
Shares issued for cash on June 17, 2008 (in shares)	37,125,188
Shares issued for cash on September 19, 2008 at $0.0008889 per share	29,138		(3,238)			0		25,900
Shares issued for cash on September 19, 2008 (in shares)	29,137,688
Shares issued for cash on October 6, 2008 at $0.0133339 per share	886		10,927			0		11,813
Shares issued for cash on October 6, 2008 (in shares)	886,124
Net loss	0		0			(11,642)		(11,642)
Balance at Oct. 31, 2008	67,149		(26,136)			(11,642)		29,371
Balance (in shares) at Oct. 31, 2008	67,149,000
Net loss	0		0			(32,603)		(32,603)
Balance at Oct. 31, 2009	67,149		(26,136)			(44,245)		(3,232)
Balance (in shares) at Oct. 31, 2009	67,149,000
Net loss	0		0			(29,259)		(29,259)
Balance at Oct. 31, 2010	67,149		(26,136)			(73,504)		(32,491)
Balance (in shares) at Oct. 31, 2010	67,149,000
Balance at Dec. 31, 2009
Net loss									(19,796)
Balance at Dec. 31, 2010									187,745
Balance at May. 23, 2010		0		0	0		0		0
Balance (in shares) at May. 23, 2010		0
Common stock issued for license		1,538,400		(1,538,400)	0		0		0
Common stock issued for license (in shares)		60,000
Common stock issued for contributed capital		436		(436)	0		0		0
Common stock issued for contributed capital (in shares)		17
Contributed capital		0		207,472	0		0		207,472
Other comprehensive income		0		0	69		0		69
Net loss		0		0	0		(19,796)		(19,796)
Balance at Dec. 31, 2010		1,538,836		(1,331,364)	69		(19,796)		187,745
Balance (in shares) at Dec. 31, 2010		60,017
Balance at May. 23, 2010									0
Net loss									(35,118)
Balance at Dec. 31, 2011									501,539
Balance at Oct. 31, 2010	67,149		(26,136)			(73,504)		(32,491)
Balance (in shares) at Oct. 31, 2010	67,149,000
Net loss	0		0			(12,874)		(12,874)
Balance at Oct. 31, 2011	67,149		(26,136)			(86,378)		(45,365)
Balance (in shares) at Oct. 31, 2011	67,149,000
Balance at Dec. 31, 2010									187,745
Net loss									(14,958)
Balance at Sep. 30, 2011
Balance at Dec. 31, 2010		1,538,836		(1,331,364)	69		(19,796)		187,745
Balance (in shares) at Dec. 31, 2010		60,017
Common stock issued for contributed capital		4,570		(4,570)	0		0		0
Common stock issued for contributed capital (in shares)		178
Contributed capital		0		327,578	0		0		327,578
Other comprehensive income		0		0	1,538		0		1,538
Net loss		0		0	0		(15,322)		(15,322)
Balance at Dec. 31, 2011		1,543,406		(1,008,356)	1,607		(35,118)		501,539
Balance (in shares) at Dec. 31, 2011		60,195
Balance at Oct. 31, 2011	67,149		(26,136)			(86,378)		(45,365)
Balance (in shares) at Oct. 31, 2011	67,149,000
Net loss	0		0			(3,022)		(3,022)
Balance at Dec. 31, 2011	67,149		(26,136)			(89,400)		(48,387)	501,539
Balance (in shares) at Dec. 31, 2011	67,149,000
Net loss									$ (4,751)
Balance at Jul. 31, 2012

STATEMENTS OF STOCKHOLDERS' DEFICIT [Parenthetical] (USD $)	5 Months Ended
Oct. 31, 2008
Stock Issued During Period Exercise Price New Issues One	$ 0.00008889
Stock Issued During Period Exercise Price New Issues Two	$ 0.0008889
Stock Issued During Period Exercise Price New Issues Three	$ 0.0133339

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	2 Months Ended	12 Months Ended		43 Months Ended	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		19 Months Ended	50 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Jul. 31, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from Operating Activities:
Net loss	$ (3,022)	$ (12,874)	$ (29,259)	$ (89,400)	$ 25,658	$ (4,751)	$ (14,958)	$ (15,322)	$ (19,796)	$ (35,118)	$ (39,869)
Adjustments to reconcile net loss to net cash used in operating activities
Bargain purchase gain					(89,553)	0	0				0
Changes in operating assets and liabilities:
Receivables								(82,411)	(3,725)	(86,136)
Other Assets: VAT receivable					(1,635)	42,227	(81,628)				(43,909)
Accounts Payable and Accrued expenses	90	(156)	1,702	6,765	41,906	(194,370)	211,151	204,176	0	204,176	9,806
Prepaid expenses	0	0	498	0
Net Cash used in operating activities	(2,932)	(13,030)	(27,059)	(82,635)	(23,624)	(156,894)	114,565	106,443	(23,521)	82,922	(73,972)
Cash flows from investing activities:
Cash paid for acquisition					(250,000)	0	0				0
Cash received in acquisition					11,524	0	0				0
Cash paid for purchase of property and equipment					(53,945)	0	(492,360)	(438,833)	(183,874)	(622,707)	(622,707)
Net Cash used in investing activities					(292,421)	0	(492,360)	(438,833)	(183,874)	(622,707)	(622,707)
Cash flows from financing activities:
Net advances from shareholder	0	14,000	13,000	42,000
Proceeds from issuance of stock	0	0	0	41,013	170,000	0	0				0
Capital contribution by non-controlling interest					(5,104)	164,888	347,579	327,578	207,472	535,050	699,938
Borrowings on debt					250,000	0	0				0
Net cash provided by financing activities	0	14,000	13,000	83,013	414,896	164,888	347,579	327,578	207,472	535,050	699,938
Other equity					42,491	1,875	32,408				8,265
Effect of exchange rate changes on cash								6,321	69	6,390
Net increase in cash	(2,932)	970	(14,059)	378	141,342	9,869	2,192	1,509	146	1,655	11,524
Cash, beginning	3,310	2,340	16,399	0	7,123	1,655	146	146	0	0	0
Cash, ending	378	3,310	2,340	378	148,465	11,524	2,338	1,655	146	1,655	11,524
Supplemental disclosures of cash flow information:
Cash paid for interest								0	0	0
Cash paid for income taxes								0	0	0
Non Cash Investing and Financing Activities:
Shareholders' paid in capital for acquisition of license								4,570	1,538,836	1,538,836
Convertible note issued for acquisition					$ 250,000	$ 0	$ 0				$ 0

Basis of Financial Statement Presentation	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1: Basis of Financial Statement Presentation

The accompanying unaudited consolidated interim financial statements of Petrosonic Energy, Inc. (formerly Bearing Mineral Exploration, Inc.) (‘we”, “our” or the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited financial statements, the audited financial statements of Petrosonic Albania Sha. and the notes thereto, for the transition period from November 1, 2011 to December 31, 2011 filed with the SEC on Form 10-K/T. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal period ended December 31, 2011, as reported in the Form 10-K/T, have been omitted.

Nature and Continuance of Operations	2 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature of Operations [Text Block]
1.	Nature and Continuance of Operations

Petrosonic Energy, Inc. (“we”, “our” or the “Company”) was incorporated in the state of Nevada on June 11, 2008. The Company is a Development Stage Company, as defined by ASC 915 “Development Stage Entities”. The Company’s principal business plan up to May 2010 was to acquire, explore and develop mineral properties and ultimately seek out earnings by exploiting mineral claims. The Company is now seeking alternative business opportunities and is furthering its business plan.

Organization, nature of operations and summary of significant accounting policies (Predecessor [Member])	12 Months Ended
Dec. 31, 2011
Predecessor [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1 – Organization, nature of operations and summary of significant accounting policies

Organization and nature of operations

Petrosonic Albania Sha.,(the “Company”) was incorporated on May 24, 2010 in Tirana, Albania. The Company has not generated revenues since inception. The two initial shareholders are Sonoro Energy Ltd (a Canadian publicly traded company in TSX- symbol; SNV) and Albnafta, Ltd, an Albanian private company. The Company complies with Statement of Financial Accounting Standard ASC 915-15 and the Securities and Exchange Commission Exchange Act 7 for its characterization of the Company as development stage.

Petrosonic Albania Sha. is a company that operates in de-asphalting and separation of asphalt from heavy crude oil, oil sands, waste oils under a license agreement with Sonoro Energy Ltd which allows the Company to use the propriety sonic technology which was developed, patented and owned by Sonoro Energy formerly Sonic Technology Solutions in the territory of Republic of Albania.

Use of estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents are highly liquid investments with an original maturity of three months or less.

Property and equipment, net

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 3 to 5 years. The Company has not recognized depreciation since inception as none of the equipment has been used in operations.

Impairment of long-lived assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset. Fair value is estimated based upon either discounted cash flow analysis or estimated salvage value. There was no impairment of assets as of December 31, 2011 and December 31, 2010.

Research and development

Costs incurred in connection with the development of new products and manufacturing methods are charged to selling, general and administrative expenses as incurred. During the years ended December 31, 2011 and 2010, $-0- and $10,704, respectively, were expensed as research and development costs.

Income taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

We have net operating loss carryforwards available to reduce future taxable income. Future tax benefits for these net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that we will not realize a future tax benefit, a valuation allowance is established.

Basic and diluted net loss per share

Basic loss per share is computed using the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the dilutive effects of common stock equivalents on an “as if converted” basis. For the years ended December 31, 2010 and 2011, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share

Foreign currency translation

Assets and liabilities of foreign operations are translated from Albanian Leks into United States dollar equivalents using the exchange rates in effect at the balance sheet date. Revenues and expenses are translated using the average exchange rates during each period. Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common shareholders’ equity. Foreign currency transaction gains and losses are included in current earnings.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value in accordance with the standard for “Fair Value Measurements codified within ASC 820”, which defines fair values, establishes a three level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measurements:

• Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical asset or liabilities in active markets.

• Level 2 – inputs to the valuation methodology include closing prices for similar assets and liabilities in active markets, and inputs that are observable for the assets and liabilities, either directly, for substantially the full term of the financial instruments.

• Level 3 – inputs to the valuation methodology are observable and significant to the fair value.

Recently issued accounting pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant effect on its consolidated financial position or results of operations.

Purchase of Petrosonic Albania Sha.	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 2: Purchase of Petrosonic Albania Sha.

On July 27, 2012, the Company acquired certain assets from Sonoro Energy Ltd. including (i) certain technology relating to the treatment and upgrading of heavy oil by sonicated solvent de-asphalting, (ii) 60,000 shares (89% holding) of Petrosonic Albania Sha. pursuant to a share purchase agreement and (iii) sonic reactors located in Albania and Richmond, British Columbia and a solvent recovery system located in or around Turin, Italy. In exchange for the assets, the Company agreed to pay to Sonoro the following consideration: (i) CAD$250,000, (ii) a convertible debenture in the principal amount of CAD$250,000 and (iii) a 10% royalty interest in our realized net revenues for a period of 10 years from the time we commence commercial operations, which is defined as the date upon which we process an average of 50 barrels of feed stock per day over a period of 30 consecutive days utilizing the technology acquired. The fair value allocation is CAD$250,000 for the 89% interest of Petrosonic Albania Sha., CAD$200,000 for the equipment and CAD$50,000 for the technology. Effective July 27, 2012 the Company’s primary operations consist of utilizing the assets to develop a business relating to the treatment and upgrading of heavy oil by sonicating solvent de-asphalting and operating the business of Petrosonic Albania Sha.

Immediately before the sale, Sonoro Energy Ltd.'s ownership of Petrosonic Albania Sha. was 89%; thus, there is a reclassification of $30,899 or 11% from additional paid in capital to non-controlling interest representing the extrapolated fair value of the entity based on the CAD$250,000 fair value of the 89% interest.

The Purchase and Sale is accounted for using the purchase method. As a result of the merger, Petrosonic Albania Sha. became a majority owned subsidiary of the Company. The assets and liabilities of the acquired entity have been brought forward at their fair value.

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price
Cash at closing	250,000
Convertible Note Payable	250,000
Total Purchase Price	500,000

Purchase Price Allocation
Cash	11,524
Accounts Receivable	43,909
Equipment	609,432
Accounts Payable	(9,806)
Non-Controlling Interest	(65,506)
589,553
Bargain Purchase Gain	(89,553)
Total Purchase Price	500,000

Going Concern	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Going Concern Disclosure [Text Block]
2.	Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never generated revenues since inception and has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. At December 31, 2011 the Company has limited cash resources and will likely require new financing, either through loans from officers, debt financing, equity offerings or business combinations, to continue the development of its business; however, there can be no assurance that management will be successful in raising the funds necessary to maintain operations, or that a self-supporting level of operations will ever be achieved. The likely outcome of these future events is indeterminable. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations and the attainment of profitable operations. As of December 31, 2011, the Company has never generated any revenues and has accumulated losses of $89,400 since inception. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

NOTE 3: Going Concern

At September 30, 2012, the Company has an accumulated deficit. As such, the accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company does not have sufficient working capital for its planned activities, which raises substantial doubt about its ability to continue as a going concern.

Continuation of the company as a going concern is dependent upon obtaining additional working capital. The management of the Company has developed a strategy, which it believes will accomplish this objective through short-term loans from related parties and additional equity investments, which will enable the Company to continue operations for the coming year. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 - Going concern

As reflected in the accompanying financial statements, the Company has incurred reoccurring losses since inception. This raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Summary of Significant Accounting Policies	2 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
3.	Summary of Significant Accounting Policies

a)	Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

b)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits.  Management does not believe the Company is exposed to significant credit risk.  Management, as well, does not believe the Company is exposed to significant interest rate and foreign currency fluctuation risks during the period presented in these financial statements. As of December 31, 2011 and October 31, 2011, there are no amounts that exceed the federally insured limits.

c)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduced deferred tax assets to the amount that is believed more likely than not to be realized.

d)	Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

e)	Recent Accounting Pronouncements

We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Related Party Transactions	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

As of December 31, 2011 and October 31, 2011, our President is owed $42,000 for additional working capital. The amount is unsecured, non-interest bearing and due on demand.

NOTE 4: Related Party Transactions

During the nine months ended September 30, 2012, $42,000 was repaid to our former President for funds previously advanced to the Company for additional working capital.

On June 11, 2012, we borrowed $195,100 from our President under a convertible debenture with a face value of CAD$200,000. The convertible debenture matures June 11, 2013 and bears interest at 10%. At any time prior to the Maturity Date, if we complete an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, our President may elect to convert the debenture in whole or in part into common shares at the same price any shares are sold, or in the case of a convertible debenture, the price of the shares issuable upon conversion.The Company evaluated the convertible note for derivatives noting that as the conversion price cannot be determined until $500,000 in financing has been raised; the derivative liability cannot be determined as of September 30, 2012.

On July 27, 2012, pursuant to the terms of the Purchase Agreement, in exchange for the Assets, we issued to Sonoro Energy Ltd. a convertible debenture for CAD$250,000. The Debenture has a term of two years and is non-interest bearing. At any time after we have completed an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, the Debenture is convertible at the holder’s option into shares of our common stock. The conversion price of the Debenture will be equal to the price per share of the shares sold in the Qualified Financing or the conversion price of the shares issuable upon conversion of the convertible debentures sold in the Qualified Financing. As of September 30, 2012, the Qualified Financing had not occurred, as such no derivative liability was determined.

Note 3 – Related party transactions

During 2010, shareholders contributed $207,472 for the purchase of machinery. During 2011, shareholders contributed $327,578 for the building built by the Company in Albania.

Value-added taxes receivable (Predecessor [Member])	12 Months Ended
Dec. 31, 2011
Predecessor [Member]
Value Added Taxes Receivable [Text Block]

Note 4 – Value-added taxes receivable

At December 31, 2011, the Company has $86,189 receivable from Tax Authorities for value added tax.

In April 2012, the Company filed for and received a refund of this tax amount from the government of Albania.

Shareholders' equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5: Capital Stock

On April 17, 2012, the Company issued 20,000,003 common shares valued at $160,000 to Art Agolli in exchange for all of his interest in a letter of intent with Sonoro Energy Ltd.

On April 18, 2012, concurrent with his resignation as a director of the Company, Gerhard Schlombs surrendered 22,500,000 common shares. No compensation was paid to Mr. Schlombs for the cancellation of his shares.

On May 16, 2012 the Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held. The Company’s share transactions disclosed in the financial statements have been restated retroactively to reflect the forward stock split for all periods presented.

During the quarter ended September 30, 2012, the Company sold 680,000 common shares and 680,000 warrants exercisable to purchase one half (1/2) of one share of common stock at an exercise price of $0.50 per share, exercisable over one year from the purchase date. Gross proceeds received by the Company were $170,000.

Note 5 - Shareholders’ equity

Common stock

The par value per share is 2,605 Albanian Leks, or approximately $25.64.

Sonoro Energy Ltd. received 60,000 common shares from the Company in exchange for Sonoro Energy’s heavy oil technology license as of December 31, 2011.

Albnafta Shpk received 195 shares as of December 31, 2011 in exchange for $117,067 cash contributions as of that date, and no additional shares in 2012.

Commitments and contingencies (Predecessor [Member])	12 Months Ended
Dec. 31, 2011
Predecessor [Member]
Commitments and Contingencies Disclosure [Text Block]	Note 6 – Commitments and contingencies Operating lease Total rent expense for 2011 and 2010 was $9,209 and $0, respectively.

Convertible Notes Payable	9 Months Ended
Sep. 30, 2012
Text Block [Abstract]
Debt Disclosure [Text Block]

NOTE 6: Convertible Notes Payable

During the nine months ended September 30, 2012, we have borrowed $163,775 ($165,000 face value) under several Convertible Debentures totaling to that amount. The debentures bear interest at 10% per annum and mature one year from the issuance date. Until the due date, the holder(s) may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share. The Company evaluated the convertible note for derivatives noting that as the conversion price cannot be determined until $500,000 in financing has been raised; the derivative liability cannot be determined as of September 30, 2012.

Restatement	9 Months Ended
Sep. 30, 2012
Restatement Disclosure [Abstract]
Restatement Disclosure [Text Block]	NOTE 7: Restatement Certain prior interim period amounts have been restated to conform with the current consolidated interim period presentation.

Income Taxes	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]
Income Tax Disclosure [Text Block]
5.	Income Taxes

The Company has incurred net operating losses of $89,400 which expire in fiscal years ended 2023 through 2031. The Company has established a valuation allowance equal to the tax effect of the loss carryforwards and, therefore, no deferred tax asset has been recognized for the loss carryforwards.  The net deferred tax asset is $13,410 as of December 31, 2011, for which the Company recorded a valuation allowance because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

The reconciliation of the benefit for income taxes computed at the U.S. federal statutory rate to the Company’s effective tax rate for the periods ended December 31, 2011 and October 31, 2011 is as follows:

	Period Ended December 31, 2011	Year Ended October 31, 2011
	$	$
Income tax recovery at statutory rate	13,410	12,957
Valuation allowance change	(13,410)	(12,957)

Net deferred tax asset	–	–

Note 7 – Income taxes

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. During fiscal 2011 and 2010, the Company incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $35,000 at 2011, and will expire in the years 2013.

The Company’s net deferred income tax asset as of December 31, 2011 and 2010, after applying the corporate income tax rate in Albania of 10%, are as follows:

	December 31, 2011	December 31, 2010

Nets operating loss carry forward	$3,512	$1,980

Valuation allowance	(3,512)	(1,980)

Total	-	-

Subsequent Events	2 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
6.	Subsequent Events

On May 16, 2012 the Company changed its name to Petrosonic Energy, Inc. to better reflect the Company’s new business direction in anticipation of the purchase of certain rights in technology, assets and common shares owned by Sonoro Energy Ltd. Concurrent with the name change the Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held. The Company’s share transactions disclosed in the financial statements have been restated retroactively to reflect the forward stock split for all periods presented.

On July 27, 2012, the Company acquired certain assets from Sonoro Energy Ltd. including (i) certain technology relating to the treatment and upgrading of heavy oil by sonicated solvent de-asphalting, (ii) 60,000 shares of Petrosonic Albania pursuant to a share purchase agreement and (iii) sonic reactors located in Albania and Richmond, British Columbia and a solvent recovery system located in or around Turin, Italy. In exchange for the assets, the Company agreed to pay to Sonoro the following consideration: (i) $250,000, (ii) a convertible debenture in the principal amount of $250,000 and (iii) a 10% royalty interest in our realized net revenues for a period of 10 years from the time we commence commercial operations, which is defined as the date upon which we process an average of 50 barrels of feed stock per day over a period of 30 consecutive days utilizing the technology acquired. As a result of acquiring the 60,000 shares, the Company acquired controlling interest in Petrosonic Albania Sha. and Petrosonic Albania Sha. became a majority owned subsidiary of the Company. Effective July 27, 2012, the Company’s primary operations consist of utilizing the Assets to develop a business relating to the treatment and upgrading of heavy oil by sonicating solvent de-asphalting and operating the business of Petrosonic Albania Sha. On August 9, 2012, the Company’s Board of Directors approved changing the fiscal year end of the Company from October 31 to December 31 as a result of the acquisition of Petrosonic Albania Sha.

Summary of Significant Accounting Policies (Policies)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]
Use of Estimates, Policy [Policy Text Block]
a)	Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Use of estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
b)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits.  Management does not believe the Company is exposed to significant credit risk.  Management, as well, does not believe the Company is exposed to significant interest rate and foreign currency fluctuation risks during the period presented in these financial statements. As of December 31, 2011 and October 31, 2011, there are no amounts that exceed the federally insured limits.

Cash and cash equivalents Cash equivalents are highly liquid investments with an original maturity of three months or less.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment, net

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 3 to 5 years. The Company has not recognized depreciation since inception as none of the equipment has been used in operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset. Fair value is estimated based upon either discounted cash flow analysis or estimated salvage value. There was no impairment of assets as of December 31, 2011 and December 31, 2010.

Research and Development Expense, Policy [Policy Text Block]

Research and development

Costs incurred in connection with the development of new products and manufacturing methods are charged to selling, general and administrative expenses as incurred. During the years ended December 31, 2011 and 2010, $-0- and $10,704, respectively, were expensed as research and development costs.

Income Tax, Policy [Policy Text Block]
c)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduced deferred tax assets to the amount that is believed more likely than not to be realized.

Income taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

We have net operating loss carryforwards available to reduce future taxable income. Future tax benefits for these net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that we will not realize a future tax benefit, a valuation allowance is established.

Earnings Per Share, Policy [Policy Text Block]
d)	Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Basic and diluted net loss per share

Basic loss per share is computed using the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the dilutive effects of common stock equivalents on an “as if converted” basis. For the years ended December 31, 2010 and 2011, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

Assets and liabilities of foreign operations are translated from Albanian Leks into United States dollar equivalents using the exchange rates in effect at the balance sheet date. Revenues and expenses are translated using the average exchange rates during each period. Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common shareholders’ equity. Foreign currency transaction gains and losses are included in current earnings.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Financial instruments are recorded at fair value in accordance with the standard for “Fair Value Measurements codified within ASC 820”, which defines fair values, establishes a three level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measurements:

• Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical asset or liabilities in active markets.

• Level 2 – inputs to the valuation methodology include closing prices for similar assets and liabilities in active markets, and inputs that are observable for the assets and liabilities, either directly, for substantially the full term of the financial instruments.

• Level 3 – inputs to the valuation methodology are observable and significant to the fair value.

New Accounting Pronouncements, Policy [Policy Text Block]
e)	Recent Accounting Pronouncements

We do not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Recently issued accounting pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant effect on its consolidated financial position or results of operations.

Purchase of Petrosonic Albania Sha. (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price
Cash at closing	250,000
Convertible Note Payable	250,000
Total Purchase Price	500,000

Purchase Price Allocation
Cash	11,524
Accounts Receivable	43,909
Equipment	609,432
Accounts Payable	(9,806)
Non-Controlling Interest	(65,506)
589,553
Bargain Purchase Gain	(89,553)
Total Purchase Price	500,000

Income Taxes (Tables)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]
Summary of Deferred Tax Liability Not Recognized [Table Text Block]

The reconciliation of the benefit for income taxes computed at the U.S. federal statutory rate to the Company’s effective tax rate for the periods ended December 31, 2011 and October 31, 2011 is as follows:

	Period Ended December 31, 2011	Year Ended October 31, 2011
	$	$
Income tax recovery at statutory rate	13,410	12,957
Valuation allowance change	(13,410)	(12,957)

Net deferred tax asset	–	–

The Company’s net deferred income tax asset as of December 31, 2011 and 2010, after applying the corporate income tax rate in Albania of 10%, are as follows:

	December 31, 2011	December 31, 2010

Nets operating loss carry forward	$3,512	$1,980

Valuation allowance	(3,512)	(1,980)

Total	-	-

Organization, nature of operations and summary of significant accounting policies (Details Textual) (Predecessor [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense	$ 0	$ 10,704
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years

Purchase of Petrosonic Albania Sha. (Details)	9 Months Ended
	Sep. 30, 2012 USD ($)	Jul. 27, 2012 CAD
Purchase Price
Cash at closing	$ 250,000	250,000
Convertible Note Payable	250,000
Total Purchase Price	500,000
Purchase Price Allocation
Cash	11,524
Accounts Receivable	43,909
Equipment	609,432	200,000
Accounts Payable	(9,806)
Non-Controlling Interest	(65,506)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	589,553
Bargain Purchase Gain	(89,553)
Total Purchase Price	$ 500,000

Purchase of Petrosonic Albania Sha. (Details Textual)	9 Months Ended
	Sep. 30, 2012 USD ($)	Jul. 27, 2012 USD ($)	Jul. 27, 2012 CAD
Business Acquisition Equity Interests Number Of Shares Acquired		$ 60,000
Business Acquisition, Percentage of Voting Interests Acquired		89.00%	89.00%
Cash at closing	250,000		250,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt			250,000
Business Acquisition Percentage Of Royalty Interest Payment	10.00%
Payment Of Royalty Interest Term	10 years
Business Acquisition Purchase Price Allocation Fair Value			250,000
Equipment	609,432		200,000
Business Acquisition Purchase Price Allocation Technology			50,000
Reclassification Adjustments In Noncontrolling Interest	$ 30,899
Percentage Adjustmentsin Noncontrolling Interest	11.00%

Going Concern (Details Textual) (USD $)	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Deficit accumulated during the development stage	$ (89,400)	$ (86,378)	$ (73,504)

Related Party Transactions (Details Textual)	9 Months Ended			9 Months Ended						12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Sonoro Energy Ltd [Member]	Jul. 27, 2012 Sonoro Energy Ltd [Member] CAD	Sep. 30, 2012 Former President [Member] USD ($)	Sep. 30, 2012 President [Member] USD ($)	Jun. 11, 2012 President [Member] USD ($)	Jun. 11, 2012 President [Member] CAD	Dec. 31, 2011 President [Member] USD ($)	Oct. 31, 2011 President [Member] USD ($)	Dec. 31, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)
Repayments of Related Party Debt				$ 42,000
Convertible Debt						195,100
Convertible Debt, Fair Value Disclosures							200,000
Debt Instrument, Maturity Date					Jun 11, 2013
Debt Instrument, Interest Rate, Stated Percentage						10.00%	10.00%
Proceeds from issuance of convertible notes payable	500,000				500,000
Convertible Price Determination	500,000
Debt Instrument Term		2 years
Convertible Debt Principal Amount			250,000
Amount Contributed For Additional Working Capital								42,000	42,000
Proceeds from Related Party Debt										$ 327,578	$ 207,472

Value-added taxes receivable (Details Textual) (Predecessor [Member], USD $)	Dec. 31, 2011
Predecessor [Member]
Value Added Tax Receivable	$ 86,189

Shareholders' equity (Details Textual) (USD $)	Dec. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares, issued (in shares)	67,149,000	67,149,000
Common Stock, Value, Issued	$ 67,149	$ 67,149	$ 67,149
Sonoro Energy Ltd [Member]
Common stock, shares, issued (in shares)	60,000
Albnafta Shpk [Member]
Common stock, par value (in dollars per share)	$ 25.64
Common stock, shares, issued (in shares)	195
Common Stock, Value, Issued	$ 117,067

Capital Stock (Details Textual) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Apr. 18, 2012
Stock Issued During Period Shares Issued For Interest Payment		20,000,003
Stock Issued During Period Shares Valued For Interest Payment		$ 160,000
Surrender Of Common Stock Shares			22,500,000
Stockholders' Equity Note, Stock Split, Conversion Ratio		11.25
Stockholders' Equity Note, Stock Split		Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held
Stock Issued During Period, Shares, New Issues	680,000
Share Based Compensation Arrangement By Share Based Payment Award Warrants Issued	680,000
Warrants Exercise Price		$ 0.5
Warrants Exercisable Term		1 year
Proceeds from Issuance of Private Placement		$ 170,000

Commitments and contingencies (Details Textual) (Predecessor [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Predecessor [Member]
Operating Leases, Rent Expense	$ 9,209	$ 0

Convertible Notes Payable (Details Textual)	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Convertible Debt [Member] USD ($)	Jul. 27, 2012 Sonoro Energy Ltd [Member] CAD
Proceeds from issuance of convertible notes payable	$ 500,000	$ 163,775
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Maturity Date, Description	Mature one year from the issuance date.
Conversion Price Of Debenture Into Common Stock Shares Description	The holder(s) may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share.
Convertible Debt Principal Amount		$ 165,000	250,000

Income Taxes (Details) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Nets operating loss carry forward	$ 13,410	$ 12,957	$ 3,512	$ 1,980
Valuation allowance	(13,410)	(12,957)	(3,512)	(1,980)
Total	$ 0	$ 0	$ 0	$ 0

Income Taxes (Details Textual) (USD $)	12 Months Ended		12 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating Income (Loss)	$ 89,400
Operating Loss Carryforwards			35,000
Operating Loss Carryforwards, Expiration Dates	expire in fiscal years ended 2023 through 2031		expire in the years 2013
Total	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			10.00%	10.00%

Subsequent Events (Details Textual) (USD $)	9 Months Ended	2 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Subsequent Event [Member]
Stockholders' Equity Note, Stock Split	Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held
Stockholders' Equity Note, Stock Split, Conversion Ratio	11.25	11.25
Stock Issued During Period, Shares, Purchase of Assets		60,000
Payments for Purchase of Other Assets		$ 250,000
Convertible Debt		$ 250,000
Royalty Payment Terms		a 10% royalty interest in our realized net revenues for a period of 10 years from the time we commence commercial operations, which is defined as the date upon which we process an average of 50 barrels of feed stock per day over a period of 30 consecutive days utilizing the technology acquired.
Shares Aquired To Obtain Controlling Interest		60,000